Expenses by Nature - Expenses Classified by Nature (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of products and services [line items]
Mine depreciation	$ 136	$ 73	$ 63
Salaries and benefits(1)	32	32	37
Total	1,100	1,016	963
Adjustments for increase (decrease) in employee benefit liabilities		90	90
Fuel and purchased power
Disclosure of products and services [line items]
Fuel(1)	656	685	665
Coal inventory writedown (recovery)	0	0	(4)
Purchased power	210	162	143
Mine depreciation	136	73	63
Salaries and benefits(1)	98	96	96
Other operating expenses	0	0	0
Total	1,100	1,016	963
Operations, maintenance and administration
Disclosure of products and services [line items]
Fuel(1)	0	0	0
Coal inventory writedown (recovery)	0	0	0
Purchased power	0	0	0
Mine depreciation	0	0	0
Salaries and benefits(1)	245	248	249
Other operating expenses	270	269	240
Total	$ 515	$ 517	$ 489